Derivative financial instruments - Fair value of hedge ineffectiveness (Details) - Cash flow hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Highly probable forecast capital expenditure | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Change in fair value of hedging instrument used to calculate ineffectiveness	$ (1)	$ 4
Change in fair value of hedged item used to calculate ineffectiveness	1	(4)
Hedge ineffectiveness recognized in profit or (loss)	0	0
Highly probable forecast sales | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Change in fair value of hedging instrument used to calculate ineffectiveness	(430)	78
Change in fair value of hedged item used to calculate ineffectiveness	430	(78)
Hedge ineffectiveness recognized in profit or (loss)	$ 0	$ 0